Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Income Taxes

13. Income Taxes

The Company’s effective tax rate was 0% for the three and six month periods ended June 30, 2021 and 2020. The 2021 and 2020 effective tax rates of 0% differed from the statutory rate of 21% due to the fact that the Company recorded no tax expense or benefit on the pretax losses as a full valuation allowance has been recorded globally.

14. Income Taxes

No income tax benefit for net operating losses incurred has been recorded due to uncertainty in realizing a benefit from those items. The provision for income taxes for the years ended December 31 consists of the following:

	2020	2019	2018
Current:
Federal	$—	$—	$(8)
Foreign	41	19	7
State	7	—	—
Total current	48	19	(1)
Deferred:
State	—	—	215
Federal	—	—	(435)
Total deferred	—	—	(220)
Income tax expense (benefit)	$48	$19	$(221)

Reconciliation of the Federal statutory income tax provision for the Company’s effective income tax provision for the years ended December 31:

	2020	2019	2018
Tax at federal statutory rate	$(14,026)	$(9,215)	$(3,934)
State taxes, net of federal effect	(2,197)	(1,117)	(478)
Non-deductible items	991	159	204
R&D Credit	(1,289)	(666)	(666)
Valuation allowance	16,366	10,618	4,568
Other, net	203	240	85
Provision for income taxes	$48	$19	$(221)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31 are presented as follows:

	2020	2019
Deferred tax assets:
Net operating losses and tax credits	$33,535	$22,142
R&D credits	3,620	1,707
Intangible assets	971	1,032
Right of use lease liabilities	9,359	632
Other	1,589	316
Gross deferred tax assets	49,074	25,829
Less valuation allowance	(36,713)	(20,443)
Net deferred tax assets	12,361	5,386
Deferred tax liabilities:
Other	(716)	(800)
Right of use assets	(8,948)	(637)
Property and equipment	(2,697)	(3,949)
Gross deferred tax liabilities	(12,361)	(5,386)
Net deferred tax liability	$—	$—

We provide for a valuation allowance when it is more likely than not that we will not realize a portion of the deferred tax assets. We have established a valuation allowance against our deferred tax assets described above as current evidence does not suggest we will realize enough taxable income of the appropriate character within the carryforward period to allow us to realize these deferred tax benefits.

As of December 31, 2020, and 2019, the Company has a net operating loss carryforward, before tax effect, of $136,870 and $89,255 for federal tax purposes, respectively, and $100,325 and $62,794 for state tax purposes, respectively. If not utilized, these state tax losses will expire beginning in 2027. Beginning in tax year 2018 and forward, the Federal law has changed such that net operating losses generated after December 31, 2017 may be carried forward indefinitely. Accordingly, $28,056 of the federal net operating losses will begin to expire in 2032. However, $108,814 of the federal net operating losses have no expiration. Based on the available positive and negative evidence, management believes it is more likely than not that the net deferred tax assets will not be fully realizable.

As of December 31, 2020, and 2019, the Company also has federal and state research and development tax credit carryforwards of approximately $3,620 and $1,700, respectively, to offset future income taxes, which will expire beginning in December 2034. Net operating losses and tax credits may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest as defined under Sections 382 and 383 in the Internal Revenue Code. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities.

We are subject to federal income taxes in the United States, Brazil, and Canada, as well as various state and local jurisdictions. Several years may elapse before an uncertain tax position is audited and finally resolved. While it is often difficult to predict the outcome or the timing of resolution of any uncertain tax position, we do not believe that we need to recognize any liabilities for uncertain tax positions as of December 31, 2020 or 2019. Currently, no federal or state income tax returns are under examination by the respective income tax authorities.